DEBT - Loan Facilities Additional Information (Details)		1 Months Ended													12 Months Ended			37 Months Ended
	Nov. 30, 2020 USD ($) vessel financial_institution	Feb. 29, 2024 USD ($) vessel	Jan. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Jul. 31, 2023 USD ($) vessel	Apr. 30, 2023 USD ($) vessel	Mar. 31, 2023 USD ($) vessel	Jan. 31, 2023 USD ($) vessel	May 31, 2022 USD ($) vessel	Aug. 31, 2021 USD ($) newbuilding vessel	Nov. 30, 2019 USD ($)	May 31, 2019 USD ($)	Feb. 28, 2019 USD ($) vessel	May 31, 2018 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($)	Feb. 28, 2021 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)
Debt Instrument [Line Items]
Repayments of long-term debt															$ 385,413,000	$ 417,217,000	$ 628,900,000
Number of vessels serving as security | vessel				83											83	74
Loan repayments															$ 385,413,000	$ 417,217,000	628,900,000
Minimum value percentage															130.00%
Minimum cash requirement															$ 20,000,000
Minimum cash requirement percentage															5.00%
Market adjusted equity															25.00%
Restricted cash				$ 72,900,000											$ 72,900,000	61,300,000
Dry Bulk Carriers | Hemen Holdings Ltd
Debt Instrument [Line Items]
Debt assumed																		$ 413,600,000
Sale-leaseback
Debt Instrument [Line Items]
Principal amount				$ 85,000,000						$ 260,000,000					$ 85,000,000
Number of vessels sold and leased back | vessel															4
Tenor term				10 years
Adjusted profile term				21 years
Amount drawn under facility				$ 0											$ 0
Minimum value percentage															115.00%
Sale-leaseback | Subsequent Event
Debt Instrument [Line Items]
Number of vessels sold and leased back | vessel			1
Amount drawn under facility			$ 20,000,000
$40.0 million term loan
Debt Instrument [Line Items]
Principal amount				40,000,000	$ 40,000,000										$ 40,000,000
Tenor term					7 years
Number of vessels financed | vessel					2
Balloon payment					$ 26,500,000
Repayments of long-term debt															500,000
Remaining borrowing capacity				0											$ 0
Minimum value percentage															125.00%
$80.0 million term loan
Debt Instrument [Line Items]
Principal amount				80,000,000		$ 80,000,000									$ 80,000,000
Tenor term						7 years
Number of vessels financed | vessel						4
Repayments of long-term debt															2,000,000
Remaining borrowing capacity				0											0
$233.0 million term loan
Debt Instrument [Line Items]
Principal amount				233,000,000			$ 233,000,000								233,000,000
Tenor term							2 years
Amount drawn under facility				214,600,000											$ 214,600,000
Number of vessels financed | vessel							6								6
Repayments of long-term debt							$ 33,200,000
Remaining borrowing capacity				17,800,000			0								$ 17,800,000
Proceeds from sale							$ 25,800,000
Minimum value percentage															120.00%
$233.0 million term loan | Subsequent Event
Debt Instrument [Line Items]
Variable interest rate		1.60%
$180.0 M Term Loan Facility | Subsequent Event
Debt Instrument [Line Items]
Principal amount		$ 180,000,000
Tenor term		5 years
Number of vessels financed | vessel		6
Adjusted profile term		20 years
$250.0M Credit Facility
Debt Instrument [Line Items]
Principal amount								$ 250,000,000				$ 250,000,000
Amount drawn under facility																230,400,000
Number of vessels financed | vessel								3
Repayments of long-term debt								$ 26,000,000
Remaining borrowing capacity								$ 0
Number of vessels serving as security | vessel								20
$250.0M Credit Facility | Golden Suek
Debt Instrument [Line Items]
Repayments of long-term debt								$ 8,000,000
$93.75 million term loan
Debt Instrument [Line Items]
Principal amount				93,750,000				93,750,000				$ 93,750,000			$ 93,750,000
Tenor term												5 years
Adjusted profile term												19 years
Loan repayments															70,700,000	6,600,000
$131.79 million term loan
Debt Instrument [Line Items]
Principal amount				131,790,000				131,790,000				$ 131,790,000			131,790,000
Tenor term												5 years
Adjusted profile term												19 years
Loan repayments															88,900,000	9,800,000
$155.3 million term loan
Debt Instrument [Line Items]
Principal amount				155,300,000				$ 155,300,000			$ 155,300,000				155,300,000
Tenor term											5 years
Adjusted profile term											20 years
Loan repayments															70,900,000	50,700,000
$155.3 million term loan | Golden Endeavour, Golden Empress, Golden Enterprise, Golden Cecilie, and Golden Cathrine
Debt Instrument [Line Items]
Loan repayments																41,100,000
$155.3 million term loan | Capesize Vessels, Golden Feng and Golden Shui
Debt Instrument [Line Items]
Loan repayments															19,000,000
$275.0 million term loan and revolving facility
Debt Instrument [Line Items]
Principal amount				275,000,000					$ 275,000,000						275,000,000
Balloon payment									$ 170,000,000
Repayments of long-term debt															22,100,000	11,100,000
Remaining borrowing capacity				0											0
Number of vessels serving as security | vessel									14
$275.0 million term loan and revolving facility | Term Loan
Debt Instrument [Line Items]
Principal amount									$ 275,000,000
Term Loan Facility of $420 Million
Debt Instrument [Line Items]
Principal amount									420,000,000				$ 420,000,000						$ 420,000,000	$ 420,000,000
Number of vessels financed | vessel													14
Loan repayments																280,400,000
Debt refinance extension term													3 years
Number of vessels with commitment to install scrubbers | vessel													11
Scrubber installation finance cost													$ 3,000,000
Scrubber installation repayment period													3 years
$175.0 million term loan and revolving facility
Debt Instrument [Line Items]
Principal amount				175,000,000						$ 175,000,000					175,000,000
Tenor term										5 years
Number of vessels financed | vessel										6
Balloon payment										$ 77,100,000
Repayments of long-term debt																10,100,000	10,100,000
Remaining borrowing capacity										$ 25,000,000
Adjusted profile term										19 years
$50 Million Revolving Credit Tranche Of $175 Term Loan Facility
Debt Instrument [Line Items]
Principal amount										$ 50,000,000
$50 Million Revolving Credit Tranche Of $175 Term Loan Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Principal amount									$ 50,000,000
$25 Million Revolving Credit Tranche Of $175 Term Loan Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Repayments of long-term debt															25,000,000
$260.0 million lease financing
Debt Instrument [Line Items]
Principal amount				260,000,000						$ 260,000,000					260,000,000
Number of vessels sold and leased back | vessel										9
Tenor term										7 years
Adjusted profile term										21 years
Repayments of long-term debt																12,400,000	12,400,000
Remaining borrowing capacity				0											0
Number of newbuilding sold and leased back | newbuilding										3
$304.0 million term loan and revolving facility
Debt Instrument [Line Items]
Principal amount	$ 304,000,000			304,000,000											$ 304,000,000
Repayments of long-term debt																18,700,000
Remaining borrowing capacity																	$ 50,000,000
Number of vessels serving as security | vessel	14
Number of financial institutions | financial_institution	6
Number of financial institutions under previous agreement | financial_institution	5
Minimum value percentage															135.00%
Term Loan Facility $254 Million
Debt Instrument [Line Items]
Principal amount	$ 254,000,000
Tenor term	5 years
Balloon payment	$ 165,200,000
Adjusted profile term	20 years
Revolving Credit Facility $50 Million
Debt Instrument [Line Items]
Principal amount	$ 50,000,000
Repayments of long-term debt																50,000,000
$425.0 Term Loan Facility
Debt Instrument [Line Items]
Principal amount	$ 425,000,000
$120.0 million term loan
Debt Instrument [Line Items]
Principal amount				$ 120,000,000										$ 120,000,000	$ 120,000,000
Number of vessels financed | vessel														10
Balloon payment														$ 52,400,000
Loan repayments														58,300,000	$ 5,000,000	17,500,000
$120.0 million term loan | Golden Ice and Golden Strength
Debt Instrument [Line Items]
Loan repayments																$ 11,400,000
$33.9 Term Loan Facility
Debt Instrument [Line Items]
Principal amount														34,000,000
$82.5 Term Loan Facility
Debt Instrument [Line Items]
Principal amount														82,500,000
Other Debt Obligations
Debt Instrument [Line Items]
Principal amount														$ 65,500,000
Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Variable interest rate															0.261%
Secured Overnight Financing Rate (SOFR) | Sale-leaseback
Debt Instrument [Line Items]
Variable interest rate				1.85%
Secured Overnight Financing Rate (SOFR) | $40.0 million term loan
Debt Instrument [Line Items]
Variable interest rate					1.75%
Secured Overnight Financing Rate (SOFR) | $80.0 million term loan
Debt Instrument [Line Items]
Variable interest rate						1.80%
Secured Overnight Financing Rate (SOFR) | $233.0 million term loan
Debt Instrument [Line Items]
Variable interest rate							1.90%
Secured Overnight Financing Rate (SOFR) | $180.0 M Term Loan Facility | Subsequent Event
Debt Instrument [Line Items]
Variable interest rate		1.60%
Secured Overnight Financing Rate (SOFR) | $250.0M Credit Facility
Debt Instrument [Line Items]
Variable interest rate								1.85%
Secured Overnight Financing Rate (SOFR) | $275.0 million term loan and revolving facility
Debt Instrument [Line Items]
Variable interest rate									1.90%
Secured Overnight Financing Rate (SOFR) | $175.0 million term loan and revolving facility
Debt Instrument [Line Items]
Variable interest rate										2.16%
Secured Overnight Financing Rate (SOFR) | $260.0 million lease financing
Debt Instrument [Line Items]
Variable interest rate										2.00%
Secured Overnight Financing Rate (SOFR) | Term Loan Facility $254 Million
Debt Instrument [Line Items]
Variable interest rate	2.61%
Secured Overnight Financing Rate (SOFR) | $120.0 million term loan
Debt Instrument [Line Items]
Variable interest rate														2.51%
LIBOR London Interbank Offered Rate | $93.75 million term loan
Debt Instrument [Line Items]
Variable interest rate												2.15%
LIBOR London Interbank Offered Rate | $131.79 million term loan
Debt Instrument [Line Items]
Variable interest rate												2.10%
LIBOR London Interbank Offered Rate | $155.3 million term loan
Debt Instrument [Line Items]
Variable interest rate											2.10%
LIBOR London Interbank Offered Rate | Term Loan Facility of $420 Million
Debt Instrument [Line Items]
Variable interest rate													2.50%